17. PARENT COMPANY FINANCIAL DATA (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 3,622	$ 3,455	$ 3,475	$ 2,838	$ 2,963	$ 3,313	$ 2,650	$ 2,308	$ 13,390	$ 11,234	$ 7,959
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation									427	411	336
Net gain on sale of securities									(106)	(542)	(87)
Deferred tax expense									490	2,030	2,477
Changes in assets and liabilities:
Increase in other assets									1,518	363	7,212
Increase (decrease) in other liabilities									211	811	608
Net cash used in operating activities									13,464	14,677	4,977
Cash flows from investing activities:
Proceeds from sales of securities available for sale									20,396	55,019	28,466
Net cash provided by investing activities									(211,770)	(125,770)	(132,596)
Cash flows from financing activities:
Net proceeds from sale of common stock									26,398	0	(11,780)
Proceeds from employee stock purchase plan									(181)	(203)	0
Proceeds from exercise of stock options									0	176	59
Net cash used in financing activities									185,781	130,228	118,877
Net decrease in cash and cash equivalents									(12,525)	19,135	(8,742)
Cash and cash equivalents at beginning of year				55,530				36,395	55,530	36,395	45,137
Cash and cash equivalents at end of year	43,005				55,530				43,005	55,530	36,395
Parent Company
Cash flows from operating activities:
Net income									13,390	11,234
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiary									(14,166)	(11,958)
Stock based compensation									427	411
Net gain on sale of securities									0	(1)
Deferred tax expense									(3)	9
Changes in assets and liabilities:
Increase in other assets									(97)	(6)
Increase (decrease) in other liabilities									7	(6)
Net cash used in operating activities									(442)	(317)
Cash flows from investing activities:
Investment in subsidiaries and trusts									(20,500)	0
Proceeds from sales of securities available for sale									0	5
Dividends received from subsidiary									1,100	2,200
Net cash provided by investing activities									(19,400)	2,205
Cash flows from financing activities:
Repayment of long term debt									(4,800)	(2,456)
Net proceeds from sale of common stock									26,398	0
Proceeds from employee stock purchase plan									181	203
Proceeds from exercise of stock options									0	176
Net cash used in financing activities									21,779	(2,077)
Net decrease in cash and cash equivalents									1,937	(189)
Cash and cash equivalents at beginning of year				$ 224				$ 413	224	413
Cash and cash equivalents at end of year	$ 2,161				$ 224				$ 2,161	$ 224	$ 413